Hartford Life Insurance Company Separate Account Three:

1933 Act File No.	Prospectus Name
333-119414	The Director M Director M Platinum AmSouth Variable Annuity M The Director M Select The Huntington Director M Fifth Third Director M Wells Fargo Director M Classic Director M Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	Director M Plus AmSouth Variable Annuity M Plus The Director M Select Plus
333-119417

The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

333-136543	Director M Horizon

Hartford Life Insurance Company Separate Account Seven:

1933 Act File No.	Prospectus Name
333-101932

Hartford Leaders Series II/IIR/III
Wells Fargo Leaders Series I/IR/II
Hartford Leaders /Chase Series I/II
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders V

333-101937	Hartford Leaders Access Series II/IIR/III
333-101942	Hartford Leader Edge Series II/IIR/III
333-101948	Hartford Leaders Plus Series II/IIR/III
333-101954

Hartford Leaders Outlook Series II/IIR/III
Nations Outlook Variable Annuity Series II/IIR/III
Huntington Hartford Leaders Outlook Series II/IIR/III
Classic Hartford Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook Series III

333-136547	Hartford Leaders Horizon

Hartford Life and Annuity Insurance Company Separate Account Three:

1933 Act File No.	Prospectus Name
333-119418	The Director M Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	Director M Plus
333-119421	The Director M Outlook Wells Fargo Director M Outlook
333-136545	Director M Horizon

Hartford Life and Annuity Insurance Company Separate Account Seven:

1933 Act File No.	Prospectus Name
333-101933	Hartford Leaders Series II/IIR/III Wells Fargo Leaders Series I/IR/II Hartford Select Leaders V
333-101936	Hartford Leaders Access Series II/IIR/III
333-101943	Hartford Leader Edge Series II/IIR/III
333-101949	Hartford Leaders Plus Series II/IIR/III
333-101955	Hartford Leaders Outlook Series II/IIR/III Wells Fargo Leaders Outlook Series I/IR/II Hartford Select Leaders Outlook Series III
333-136548	Hartford Leaders Horizon

Supplement dated June 25, 2007 to the Prospectus dated May 1, 2007

Supplement dated June 25, 2007 to the Prospectus dated May 1, 2007

Effective July 9, 2007, please add the following state variation information to Section 8b of your prospectus:

•                   Illinois – The Fixed Accumulation Feature is not available if you elect The Hartford’s Lifetime Income Builder II and The Hartford’s Lifetime Income Foundation.

The rider charge for The Hartford’s Lifetime Income Builder II and The Hartford’s Lifetime Income Foundation is only deducted from the Sub-Accounts.

The contract aggregation provisions of The Hartford’s Lifetime Income Builder II and The Hartford’s Lifetime Income Foundation are not applicable to Illinois residents.

•                   Massachusetts

If you elected The Hartford’s Lifetime Income Builder II or The Hartford’s Lifetime Income Foundation and an Investment Restriction is imposed, we will not impose any restrictions on transfers to the Fixed Accumulation Feature. Investment restrictions are not currently imposed.

This supplement should be retained with the prospectus for future reference.

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